Share Capital - Disclosure of Detailed Information About Ordinary Shares Explanatory (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jan. 31, 2019
Disclosure of classes of share capital [line items]
Balance, beginning	$ 134,183
Balance, ending	155,536	$ 134,183
Ordinary share [Member]
Disclosure of classes of share capital [line items]
Balance, beginning	134,183	117,183
Issuance of ordinary shares, cash collected	9,923	6,081
Issuance of ordinary shares, Settle related party loan	1,449
Issuance of new shares, Shares issued in lieu of consultancy fee	129
Shares issued in lieu of inventory payment	9,661	4,047
Issuance of ordinary shares, warrant issued	191
Asset acquisition of FOH Online Inc.		6,872
Balance, ending	$ 155,536	$ 134,183